Borrowings - Credit Facilities (Details Narrative)																					1 Months Ended				8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 18, 2025 USD ($)	Oct. 08, 2025 USD ($)	Oct. 06, 2025 USD ($)	Jun. 25, 2025 USD ($)	Dec. 17, 2024	Dec. 04, 2024 USD ($)	Sep. 27, 2024 USD ($)	Sep. 19, 2024 USD ($)	Jan. 03, 2024 USD ($)	Jun. 21, 2023 Capacity	Jun. 20, 2023 USD ($)	May 02, 2023 USD ($)	Apr. 27, 2023 Capacity	Apr. 25, 2023 USD ($)	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 16, 2023 USD ($)	Feb. 05, 2023 Capacity	Dec. 21, 2022 USD ($)	May 09, 2022	Oct. 31, 2025 USD ($) Capacity	Sep. 30, 2025 USD ($) Capacity	Jun. 30, 2025 USD ($) Capacity	Sep. 30, 2024 USD ($)	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Capacity	Dec. 18, 2024 USD ($)
Debt Instrument [Line Items]
Vessel capacity | Capacity										182,212			182,169		182,115	181,221		82,010							81,692	5,300		5,300
Vessel year built										2023			2023		2023	2016		2023							2019	2023		2024
Vessel type										Capesize			Capesize		Capesize	Capesize		Kamsarmax							Kamsarmax	containership
Outstanding balance																											$ 1,124,761,000	$ 1,096,178,000
NBG $ 75,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date	Dec. 18, 2025
Line of credit facility, maximum borrowing capacity	$ 75,000,000
Long-term debt, description	to refinance the existing indebtedness of four of its vessels.
Outstanding balance																											$ 75,000,000
Maturity date																											fourth quarter of 2032
Prepaid date																						subsequently prepaid in the fourth quarter of 2025
Debt instrument, description of variable rate basis																											Term Secured Overnight Financing Rate (“Term SOFR”) (with an option to switch to Compounded Secured Overnight Financing Rate (“Compounded SOFR”))
Debt instrument, basis spread on variable rate																											145.00%
NBG $100,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date				Jun. 25, 2025
Line of credit facility, maximum borrowing capacity				$ 100,000,000
Vessel capacity | Capacity																						77,075
Vessel year built																						2005
Vessel type																						Panamax
Long-term debt, description				to refinance the existing indebtedness of 13 of its vessels and for working capital purposes.
Amount drawn down																						$ 65,000,000	$ 40,000,000
Maturity date																											second quarter of 2030
Prepaid date																							subsequently prepaid in the third quarter of 2025
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											170.00%
Line of Credit Facility, Remaining Borrowing Capacity																											$ 87,744,000
NBG $130,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date								Sep. 19, 2024
Line of credit facility, maximum borrowing capacity								$ 130,000,000
Vessel capacity | Capacity																					296,988
Vessel year built																					2010
Vessel type																					VLCC
Long-term debt, description																							to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel (tranche B).
Prepayments of debt																					$ 15,365,000
Outstanding balance																											$ 93,389,000
NBG $130,000 million Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down																								$ 81,218,000
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											175.00%
NBG $130,000 million Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Vessel capacity | Capacity																							115,812
Vessel year built																						2025
Vessel type																							Aframax/ LR2
Amount drawn down																							$ 45,000,000
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											150.00%
NBG $ 77,822 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date											Jun. 20, 2023
Line of credit facility, maximum borrowing capacity											$ 77,822,000
Vessel capacity | Capacity																												50,542
Vessel year built																												2009
Vessel type																												MR2 Product Tanker vessel
Prepayments of debt																												$ 7,137,000
Outstanding balance																											$ 49,501,000
Prepaid date																											fourth quarter of 2025
Description of scope, credit facility																							to refinance the existing indebtedness of ten of its vessels and for general corporate purposes.
Nordea Bank ABP [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date			Oct. 06, 2025
Line of credit facility, maximum borrowing capacity			$ 68,000,000
Long-term debt, description			to refinance the existing indebtedness of four of its vessels (divided into four tranches).
Amount drawn down		$ 41,000,000
Outstanding balance											$ 41,000,000
Maturity date																											five years after each drawdown date
Debt instrument, description of variable rate basis																											Compounded SOFR
Debt instrument, basis spread on variable rate																											150.00%
Nordea Bank ABP One [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date									Jan. 03, 2024
Line of credit facility, maximum borrowing capacity									$ 40,000,000
Long-term debt, description									to refinance three tankers
Outstanding balance																											$ 31,309,000
Maturity date																											first quarter of 2029
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											195.00%
Total Borrowings [Member]
Debt Instrument [Line Items]
Long-Term Debt																											$ 2,159,586,000
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																				May 09, 2022
Long-term debt, description						to refinance the existing indebtedness of five of its vessels
Amount drawn down						$ 25,235,000
Hellenic Bank Credit Facility $30,000 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date						Dec. 04, 2024
Long-term debt, description						to refinance the existing indebtedness of four of its vessels
Amount drawn down						$ 30,000,000
Prepayments of debt																											11,150,000
Outstanding balance																											$ 15,200,000
Maturity date																											fourth quarter of 2029
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											175.00%
Hamburg Commercial Bank A G 90 M Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date					Dec. 17, 2024
Long-term debt, description					to refinance the existing indebtedness of seven of its vessels.
Amount drawn down																													$ 90,000,000
Outstanding balance																											$ 74,800,000
Maturity date																											fourth quarter of 2028
Debt instrument, description of variable rate basis																											Compounded SOFR
Debt instrument, basis spread on variable rate																											1.80%
DNB (U K) Limited and Export Import Bank of China Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																	Feb. 16, 2023
Long-term debt, description																	to finance part of the contract price of four newbuilding containerships
Amount drawn down																	$ 161,600,000
Outstanding balance																											$ 140,380,000
Maturity date																											ten years after the delivery date of each vessel
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											170.00%
First-Citizens Bank & Trust Company [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																			Dec. 21, 2022
Outstanding balance																											$ 27,700,000
Maturity date																											first quarter of 2028
Debt instrument, description of variable rate basis																											Term SOFR
Debt instrument, basis spread on variable rate																											195.00%
Description of scope, credit facility																			to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes.
Line of Credit Facility, Remaining Borrowing Capacity																			$ 44,200,000
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date														Apr. 25, 2023
Line of credit facility, maximum borrowing capacity														$ 165,638,000
Long-term debt, description														to finance the acquisition cost of two 7,700 TEU newbuilding containerships
Amount drawn down																												$ 119,434,000
Outstanding balance																											$ 158,757,000
Maturity date																											first quarter of 2037
Debt instrument, description of variable rate basis																											Compounded SOFR
Debt instrument, basis spread on variable rate																											150.00%
Line of Credit Facility, Remaining Borrowing Capacity																											$ 46,204,000
EUROBANK S.A [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date							Sep. 27, 2024
Long-term debt, description						to refinance the existing indebtedness of three of its vessels (advance A) and to finance part of the acquisition cost of one Ultra-Handymax vessel (advance B)
Amount drawn down							$ 48,000,000
Outstanding balance																											$ 34,830,000
Maturity date																											third quarter of 2028 in relation to advance A and the fourth quarter of 2030
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											70.00%
EUROBANK S.A [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																											175.00%
EUROBANK S.A [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date												May 02, 2023
Long-term debt, description						to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Amount drawn down												$ 30,000,000
Outstanding balance																											$ 10,225,000
Maturity date																											second quarter of 2028
Debt instrument, description of variable rate basis																											SOFR
Debt instrument, basis spread on variable rate																											100.00%
EUROBANK S.A [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																											225.00%